Common Stock - Common Stock Outstanding (Details) - $ / shares		6 Months Ended
	Apr. 16, 2024	Jun. 30, 2024
Common Stock Outstanding [Roll Forward]
Balance, beginning of period (in shares)		200,000,000
Reclassification (in shares)		0
Initial public offering (in shares)		0
Shares issued under long-term incentive plans (in shares)		6,949
Balance, end of period (in shares)		200,006,949
Class A
Common Stock Outstanding [Roll Forward]
Balance, beginning of period (in shares)		200,000,000
Reclassification (in shares)		(200,000,000)
Initial public offering (in shares)		38,870,000
Shares issued under long-term incentive plans (in shares)		6,949
Balance, end of period (in shares)		38,876,949
Class A | IPO
Common Stock Outstanding [Roll Forward]
Shares sold in IPO (in shares)	38,870,000
Price per share for IPO (in dollars per share)	$ 28.00
Class A | Over-Allotment Option
Common Stock Outstanding [Roll Forward]
Shares sold in IPO (in shares)	5,070,000
Class B
Common Stock Outstanding [Roll Forward]
Balance, beginning of period (in shares)		0
Reclassification (in shares)		200,000,000
Initial public offering (in shares)		(38,870,000)
Shares issued under long-term incentive plans (in shares)		0
Balance, end of period (in shares)		161,130,000